Net fee and commission income	12 Months Ended
Dec. 31, 2020
4. Net Fee and commission income
Net fee and commission income

4 Net fee and commission income

Accounting for net fee and commission income

The Barclays Bank Group applies IFRS 15 Revenue from Contracts with Customers. IFRS 15 establishes a five-step model governing revenue recognition. The five-step model requires the Barclays Bank Group to (i) identify the contract with the customer, (ii) identify each of the performance obligations included in the contract, (iii) determine the amount of consideration in the contract, (iv) allocate the consideration to each of the identified performance obligations and (v) recognise revenue as each performance obligation is satisfied.

The Barclays Bank Group recognises fee and commission income charged for services provided by the Barclays Bank Group as the services are provided, for example, on completion of the underlying transaction. Where the contractual arrangements also result in the Barclays Bank Group recognising financial instruments in scope of IFRS 9, such financial instruments are initially recognised at fair value in accordance with IFRS 9 before applying the provisions of IFRS 15.

Fee and commission income is disaggregated below by fee types that reflect the nature of the services offered across the Barclays Bank Group and operating segments, in accordance with IFRS 15. The below table includes a total for fees in scope of IFRS 15. Refer to Note 2 for more detailed information about operating segments.

	2020
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	357	1,973	-	2,330
Advisory	593	100	-	693
Brokerage and execution	1,116	57	-	1,173
Underwriting and syndication	2,867	-	-	2,867
Other	54	152	29	235
Total revenue from contracts with customers	4,987	2,282	29	7,298
Other non-contract fee income	114	5	-	119
Fee and commission income	5,101	2,287	29	7,417
Fee and commission expense	(768)	(988)	(2)	(1,758)
Net fee and commission income	4,333	1,299	27	5,659

	2019
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	391	2,418	-	2,809
Advisory	821	83	-	904
Brokerage and execution	1,082	49	-	1,131
Underwriting and syndication	2,358	-	-	2,358
Other	90	227	30	347
Total revenue from contracts with customers	4,742	2,777	30	7,549
Other non-contract fee income	110	5	-	115
Fee and commission income	4,852	2,782	30	7,664
Fee and commission expense	(743)	(1,249)	-	(1,992)
Net fee and commission income	4,109	1,533	30	5,672

	2018
	Corporate and Investment Bank	Consumer, Cards and Payments	Head Office	Total
	£m	£m	£m	£m
Fee type
Transactional	366	2,248	-	2,614
Advisory	772	78	-	850
Brokerage and execution	1,002	71	-	1,073
Underwriting and syndication	2,462	-	-	2,462
Other	24	222	29	275
Total revenue from contracts with customers	4,626	2,619	29	7,274
Other non-contract fee income	114	4	-	118
Fee and commission income	4,740	2,623	29	7,392
Fee and commission expense	(657)	(1,128)	-	(1,785)
Net fee and commission income	4,083	1,495	29	5,607

Fee types

Transactional

Transactional fees are service charges on deposit accounts, cash management services and transactional processing fees. These include interchange and merchant fee income generated from credit and bank card usage. Transaction and processing fees are recognised at the point in time the transaction occurs or service is performed. Interchange and merchant fees are recognised upon settlement of the card transaction payment.

The Barclays Bank Group incurs certain card related costs including those related to cardholder reward programmes and payments to co-brand partners. Cardholder reward programmes costs related to customers that settle their outstanding balance each period (transactors) are expensed when incurred and presented in fee and commission expense while costs related to customers that continuously carry an outstanding balance (revolvers) are included in the effective interest rate of the receivable (refer to Note 3). Payments to partners for new cardholder account originations related to transactor accounts are deferred as costs to obtain a contract under IFRS 15, while costs related to revolver accounts are included in the effective interest rate of the receivable (refer to Note 3). Those costs deferred under IFRS 15 are capitalised and amortised over the estimated life of the customer relationship. Payments to co-brand partners based on revenue sharing are presented as a reduction of fee and commission income while payments based on profitability are presented in fee and commission expense.

Advisory

Advisory fees are generated from wealth management services and investment banking advisory services related to mergers, acquisitions and financial restructurings. Wealth management advisory fees are earned over the period the services are provided and are generally recognised quarterly when the market value of client assets is determined. Investment banking advisory fees are recognised at the point in time when the services related to the transaction have been completed under the terms of the engagement. Investment banking advisory costs are recognised as incurred in fee and commission expense if direct and incremental to the advisory services or are otherwise recognised in operating expenses.

Brokerage and execution

Brokerage and execution fees are earned for executing client transactions with various exchanges and over-the-counter markets and assisting clients in clearing transactions. Brokerage and execution fees are recognised at the point in time the associated service has been completed which is generally the trade date of the transaction.

Underwriting and syndication

Underwriting and syndication fees are earned for the distribution of client equity or debt securities and the arrangement and administration of a loan syndication. This includes commitment fees to provide loan financing. Underwriting fees are generally recognised on trade date if there is no remaining contingency, such as the transaction being conditional on the closing of an acquisition or another transaction. Underwriting costs are deferred and recognised in fee and commission expense when the associated underwriting fees are recorded. Syndication fees are earned for arranging and administering a loan syndication; however, the associated fee may be subject to variability until the loan has been syndicated to other syndicate members or until other contingencies have been resolved and therefore the fee revenue is deferred until the uncertainty is resolved.

Included in underwriting and syndication fees are loan commitment fees which are not presented as part of the carrying value of the loan in accordance with IFRS 9. Such commitment fees are recognised over time through to the contractual maturity of the commitment.

Contract assets and contract liabilities

The Barclays Bank Group had no material contract assets or contract liabilities as at 31 December 2020 (2019: nil; 2018: nil).

Impairment of fee receivables and contract assets

During 2020, there have been no material impairments recognised in relation to fees receivable and contract assets (2019: nil; 2018: nil). Fees in relation to transactional business can be added to outstanding customer balances. These amounts may be subsequently impaired as part of the overall loans and advances balance.

Remaining performance obligations

The Barclays Bank Group applies the practical expedient of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less or because the Barclays Bank Group has a right to consideration that corresponds directly with the value of the service provided to the client or customer.

Costs incurred in obtaining or fulfilling a contract

The Barclays Bank Group expects that incremental costs of obtaining a contract such as success fee and commission fees paid are recoverable and therefore capitalised such contract costs in the amount of £135m at 31 December 2020 (2019: £153m; 2018: £125m).

Capitalised contract costs are amortised based on the transfer of services to which the asset relates which typically ranges over the expected life of the relationship. In 2020, the amount of amortisation was £35m (2019: £29m; 2018: £30m) and there was no impairment loss recognised in connection with the capitalised contract costs (2019: nil; 2018: nil).